Statutory Reserves	12 Months Ended
Dec. 31, 2013
STATUTORY RESERVES [Abstract]
Statutory Reserves

22. STATUTORY RESERVES

The Company’s China-based subsidiaries and VIEs are required to make appropriations to certain non-distributable reserve funds.

Pursuant to the China Foreign Investment Enterprises laws, some of the Company’s China-based subsidiaries, which are called wholly foreign-owned enterprises (“WFOEs”), have to make appropriations from their after-tax profit as determined under generally accepted accounting principles in the PRC (the “after-tax-profit under PRC GAAP”) to non-distributable reserve funds, including (i) general reserve fund, (ii) enterprise expansion fund, and (iii) staff bonus and welfare fund. Each year, at least 10% of the after-tax-profit under PRC GAAP is required to be set aside as general reserve fund until such appropriations for the fund equal 50% of the paid-in capital of the applicable entity. The appropriation for the other two reserve funds is at the Company’s discretion as determined by the Board of Directors of each entity.

Pursuant to the China Company Laws, some of the Company’s China-based subsidiaries, which are called domestically funded enterprises, as well as the Company’s VIEs, have to make appropriations from their after-tax-profit under PRC GAAP to non-distributable reserve funds, including a statutory surplus fund and a discretionary surplus fund. Each year, at least 10% of the after-tax-profit under PRC GAAP is required to be set aside as a statutory surplus fund until such appropriations for the fund equal 50% of the registered capital of the applicable entity. The appropriation for the discretionary surplus fund is at the Company’s discretion as determined by the Board of Directors of each entity.

Upon certain regulatory approvals and subject to certain limitations, the general reserve fund and the statutory surplus fund can be used to offset prior year losses, if any, and can be converted into paid-in capital of the applicable entity.

For the years ended December 31, 2011, 2012 and 2013, profit appropriation to the statutory surplus fund was approximately $3.6 million, $nil and $16,000, respectively, and there was no profit appropriation to the general reserve fund for any of those years.